Note 1 - Basis of Presentation and General Information (Details Textual)		6 Months Ended
	May 30, 2018 shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas				7
Working Capital Deficit		$ 6,800,000
Net Income (Loss) Attributable to Parent, Total		(6,118,563)	$ (936,923)
Net Income (Loss) Available to Common Stockholders, Basic, Total		(6,866,575)	(2,154,117)
Cash, Ending Balance		900,000
Restricted Cash and Cash Equivalents, Total		$ 3,500,000
Preferred Friends Investment Company, Inc [Member] | The Pittas Family [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		39.30%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	2,254,830
Net Income (Loss) Attributable to Parent, Total